Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
REVENUE
Total revenue		$ 797,148,640	$ 672,662,697	$ 552,526,182
COST OF SALES
Total cost of sales		(792,448,090)	(667,845,621)	(548,992,689)
GROSS PROFIT		4,700,550	4,817,076	3,533,493
OPERATING EXPENSES
Selling and marketing expenses		(2,413,149)	(1,990,991)	(996,638)
General and administrative expenses		(2,888,047)	(2,166,116)	(1,282,757)
Total operating expenses		(5,301,196)	(4,157,107)	(2,279,395)
(LOSS) INCOME FROM OPERATIONS		(600,646)	659,969	1,254,098
OTHER INCOME (EXPENSES):
Interest (expenses) income, net		(408,843)	(470,288)	197,428
Interest income – related parties			34,922	592,581
Other income, net		55,680	105,603	86,585
Government grants		216,574	2,896,219
Total other income (expenses), net		(136,589)	2,566,456	876,594
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES		(737,235)	3,226,425	2,130,692
INCOME TAXES EXPENSES		(716,897)	(716,782)	(42,998)
NET INCOME (LOSS)		(1,454,132)	2,509,643	2,087,694
Less: net income (loss) attributable to non-controlling interest		(521,511)	1,556,083	65,542
NET INCOME (LOSS) ATTRIBUTABLE TO TEXXON HOLDING LIMITED		(932,621)	953,560	2,022,152
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation income (loss)		469,036	1,218,751	(1,502,270)
TOTAL COMPREHENSIVE INCOME (LOSS)		(985,096)	3,728,394	585,424
Less: comprehensive income (loss) attributable to non-controlling interests		(22,397)	1,528,622	(471,406)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO TEXXON HOLDING LIMITED		$ (962,699)	$ 2,199,772	$ 1,056,830
Net income (loss) attributable to Texxon Holding Limited per share
Basic (in Dollars per share)		$ (0.05)	$ 0.05	$ 0.1
Diluted (in Dollars per share)		$ (0.05)	$ 0.05	$ 0.1
Weighted average shares outstanding used in calculating basic and diluted income per share*
Basic (in Shares)	[1]	20,000,000	20,000,000	20,000,000
Diluted (in Shares)	[1]	20,000,000	20,000,000	20,000,000
Sales revenue generated from third parties
REVENUE
Total revenue		$ 797,148,640	$ 672,662,697	$ 549,879,053
Sales revenue generated from related parties
REVENUE
Total revenue				2,647,129
Cost of sales charged by third parties
COST OF SALES
Total cost of sales		(789,783,093)	(662,621,392)	(541,218,715)
Cost of sales charged by related parties
COST OF SALES
Total cost of sales		(2,015,752)	(4,987,246)	(7,569,836)
Tax and surcharges
COST OF SALES
Total cost of sales		$ (649,245)	$ (236,983)	$ (204,138)

[1]	Shares presented on a retroactive basis to reflect the reorganization.